Vanguard Variable Insurance Funds—Small

Company Growth Portfolio

Vanguard Variable Insurance Funds—Equity

Income Portfolio

Supplement Dated February 26, 2021, to the Prospectuses and Summary Prospectuses Dated April 28, 2020

Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)

Effective immediately, Cesar Orosco will be added as a co-portfolio manager of Vanguard's portion of the Small Company Growth Portfolio and Sharon Hill will be added as a co-portfolio manager of Vanguard's portion of the Equity Income Portfolio (each, a Portfolio, and collectively, the Portfolios). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard's portion of the Portfolios. Each Portfolio's investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the Portfolio Summary section for the Small Company Growth Portfolio:

Cesar Orosco, CFA, Ph.D., Senior Portfolio Manager at Vanguard. He has co-managed a portion of the Portfolio since February 2021.

The following is added under the heading "Investment Advisors" in the Portfolio Summary section for the Equity Income Portfolio:

Sharon Hill, Ph.D., Senior Portfolio Manager and head of the Alpha Equity Global and Income Investment team within Vanguard's Quantitative Equity Group. She has co-managed a portion of the Portfolio since February 2021.

Prospectus Text Changes

The following is added under the heading "Investment Advisors" in the More on the Portfolio section for the Small Company Growth Portfolio:

Cesar Orosco, CFA, Ph.D., Senior Portfolio Manager at Vanguard. He has been with Vanguard since April 2020, has worked in investment management since 2004, has managed investment portfolios since 2004, and has co-managed a portion of the Portfolio since February 2021. Education: B.S., Universidad de Lima; Ph.D., University of Pennsylvania.

The following is added under the heading "Investment Advisors" in the More on the Portfolio section for the Equity Income Portfolio:

Sharon Hill, Ph.D., Senior Portfolio Manager and head of the Alpha Equity Global and Income Investment team within Vanguard's Quantitative Equity Group. She has been with Vanguard since August 2019, has worked in investment management since 2000, has managed investment portfolios since 2009, and has co-managed a portion of the Portfolio since February 2021. Education: B.S., City University of New York at Brooklyn College; M.S. and Ph.D., University

of Connecticut.

CFA® is a registered trademark owned by CFA Institute.

© 2021 The Vanguard Group, Inc. All rights reserved.	PSVVIF 022021
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds

Supplement Dated February 26, 2021, to the Statement of Additional Information Dated April 28, 2020

Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)
Effective immediately, Cesar Orosco will be added as a co-portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio and Sharon Hill will be added as a co-portfolio manager of Vanguard’s portion of the Equity Income Portfolio (each, a Portfolio, and collectively, the Portfolios). James P. Stetler will retire from Vanguard in July 2021 and will no longer serve as a co-portfolio manager for Vanguard’s portion of the Portfolios. Each Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-66:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Cesar Orosco[1]	Registered investment companies	7	$[2]74B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Orosco began co-managing a portion of the Small Company Growth Portfolio on February 26, 2021.
2 Information provided as of October 31, 2020. Includes the Small Company Growth Portfolio, which held assets of $1.8 billion as of October 31, 2020.
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-68:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Sharon Hill[1]	Registered investment companies	2	$[2]36B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	2	$[3]67.4M	0	$0
1 Ms. Hill began co-managing a portion of the Equity Income Portfolio on February 26, 2021.
2 Information provided as of October 31, 2020. Includes the Equity Income Portfolio, which held assets of $1.7 billion as of October 31, 2020.
3 Information provided as of October 31, 2020.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064D 022021